Document And Entity Information	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	EXCHANGERIGHT INCOME FUND
Entity Central Index Key	0001771514
Entity Emerging Growth Company	true
Entity File Number	000-56543
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	36-7729360
Entity Address, Address Line One	1055 E. Colorado Blvd
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91106
City Area Code	855
Local Phone Number	317-4448
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE